Commitments and Contingencies (Details)	3 Months Ended
Mar. 31, 2021
Commitments and Contingencies (Textual)
Asset purchase agreement, description	Pursuant to the asset purchase agreement, Goedeker entitled to receive an earn out payment of $200,000 if the EBITDA (as defined in the asset purchase agreement) of the Goedeker Business for the trailing twelve (12) month period from April 5, 2022 is $2,500,000 or greater, and may be entitled to receive a partial earn out payment if the EBITDA of the Goedeker Business is less than $2,500,000 but greater than $1,500,000.